Lord Abbett
Quarterly Portfolio Holdings Report

Lord Abbett
Corporate Opportunities Fund

For the period ended March 31, 2026

Schedule of Investments (unaudited)

LORD ABBETT CORPORATE OPPORTUNITIES FUND March 31, 2026

Investments			Shares	Fair Value
LONG-TERM INVESTMENTS 82.60%

COMMON STOCKS 0.16%

Diversified Telecommunication Services 0.13%
Luxco Co. Ltd.*(a)			14,714	$250,431

Personal Care Products 0.03%
Anastasia Parent LLC*			4,727	53,179
Total Common Stocks (cost $358,084)				303,610

	Interest Rate	Maturity Date	Principal Amount‡

CONVERTIBLE BONDS 0.21%

Oil & Gas 0.21%
Borr Drilling Ltd.	5.00%	2/8/2028	$200,000	227,500
Nabors Industries, Inc.	1.75%	6/15/2029	182,000	165,802
Total				393,302
Total Convertible Bonds (cost $329,486)				393,302

CORPORATE BONDS 41.03%

Advertising 0.66%
CMG Media Corp.†	8.875%	6/18/2029	1,438,307	1,250,785

Aerospace/Defense 0.74%
TransDigm, Inc.†	6.125%	7/31/2034	1,429,000	1,407,268

Agriculture 0.11%
MHP Lux SA (Luxembourg)†(b)	10.50%	7/28/2029	200,000	201,666

Airlines 0.65%
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Malta)†(b)	6.375%	2/1/2030	1,433,000	1,239,134

Auto Parts & Equipment 2.47%
American Axle & Manufacturing, Inc.†	7.75%	10/15/2033	1,658,000	1,615,079
ZF North America Capital, Inc.†	7.50%	3/24/2031	3,143,000	3,089,853
Total				4,704,932

Building Materials 2.06%
ACProducts Holdings, Inc.†	6.375%	5/15/2029	1,136,000	545,280
CP Atlas Buyer, Inc.†(c)	12.75%	1/15/2031	2,075,996	1,604,592
JELD-WEN Holding, Inc.†	7.00%	9/1/2032	1,464,000	689,857
Wilsonart LLC†	11.00%	8/15/2032	1,497,000	1,087,513
Total				3,927,242

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)(continued)

LORD ABBETT CORPORATE OPPORTUNITIES FUND March 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Diversified Financial Services 2.22%
OneMain Finance Corp.	6.50%	3/15/2033		$4,414,000	$4,223,496

Engineering & Construction 0.13%
Brand Industrial Services, Inc.†	10.375%	8/1/2030		274,000	250,755

Entertainment 0.13%
888 Acquisitions Ltd.	8.00%	9/30/2031	EUR	250,000	255,618

Lodging 0.37%
Full House Resorts, Inc.†	8.25%	2/15/2028		$763,000	696,238

Media 7.75%
Cable One, Inc.†	4.00%	11/15/2030		2,293,000	1,598,857
CSC Holdings LLC†	4.625%	12/1/2030		2,802,000	991,887
CSC Holdings LLC†	6.50%	2/1/2029		2,750,000	1,755,916
Directv Financing LLC†	8.875%	2/1/2030		3,667,000	3,663,426
DISH DBS Corp.	5.125%	6/1/2029		1,234,000	1,104,130
Gray Media, Inc.†	5.375%	11/15/2031		1,120,000	832,546
Gray Media, Inc.†	7.25%	8/15/2033		2,500,000	2,521,090
Nexstar Media, Inc.†	6.50%	9/15/2033		1,530,000	1,542,583
Scripps Escrow II, Inc.†	5.375%	1/15/2031		1,001,000	738,730
Total					14,749,165

Metal Fabricate-Hardware 2.07%
Park-Ohio Industries, Inc.†	8.50%	8/1/2030		3,840,000	3,939,091

Mining 1.81%
Compass Minerals International, Inc.†	8.00%	7/1/2030		581,000	601,664
JW Aluminum Continuous Cast Co.†	10.25%	4/1/2030		2,750,000	2,848,123
Total					3,449,787

Oil & Gas 6.53%
Borr IHC Ltd./Borr Finance LLC†	10.00%	11/15/2028		2,347,561	2,409,316
Borr IHC Ltd./Borr Finance LLC†	10.375%	11/15/2030		912,842	927,347
Comstock Resources, Inc.†	5.875%	1/15/2030		2,190,000	2,121,802
Kraken Oil & Gas Partners LLC†	7.625%	8/15/2029		969,000	990,079
Moss Creek Resources Holdings, Inc.†	8.25%	9/1/2031		1,215,000	1,215,090
Saturn Oil & Gas, Inc. (Canada)†(b)(c)	9.625%	6/15/2029		1,202,000	1,258,942
Transocean International Ltd.	7.50%	4/15/2031		2,485,000	2,541,638
Vermilion Energy, Inc. (Canada)†(b)(c)	7.25%	2/15/2033		943,000	951,869
Total					12,416,083

2	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT CORPORATE OPPORTUNITIES FUND March 31, 2026

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Oil & Gas Services 2.39%
SESI LLC†	7.875%		9/30/2030		$1,223,000	$1,247,970
USA Compression Partners LP/USA Compression Finance Corp.†	6.25%		10/1/2033		3,308,000	3,302,988
Total						4,550,958

Pipelines 2.98%
TransMontaigne Partners LLC†	8.50%		6/15/2030		2,671,000	2,702,267
Venture Global LNG, Inc.†	9.00% (5 yr. CMT + 5.44%)	#	–	(d)	2,981,000	2,971,554
Total						5,673,821

Retail 3.98%
GPS Hospitality Holding Co. LLC/GPS Finco, Inc.†	7.00%		8/15/2028		1,925,000	943,250
LBM Acquisition LLC†(c)	6.25%		1/15/2029		3,970,000	2,905,927
Park River Holdings, Inc.†	8.75%		12/31/2030		4,031,781	3,733,563
Total						7,582,740

Software 0.23%
Rocket Software, Inc.†	9.00%		11/28/2028		431,000	430,803

Telecommunications 3.75%
Altice France SA (France)†(b)	6.50%		4/15/2032		3,040,214	2,883,321
Hughes Satellite Systems Corp.	5.25%		8/1/2026		205,000	182,460
Hughes Satellite Systems Corp.	6.625%		8/1/2026		939,000	707,433
Level 3 Financing, Inc.†	8.50%		1/15/2036		2,142,156	2,237,186
Lumen Technologies, Inc.†	4.50%		1/15/2029		1,186,000	1,117,128
Total						7,127,528
Total Corporate Bonds (cost $80,955,651)						78,077,110

FLOATING RATE LOANS(e) 29.99%

Advertising 1.45%
CMG Media Corp. 2024 Term Loan	7.30% (3 mo. USD Term SOFR + 3.50%)		6/18/2029		2,942,071	2,768,489

Aerospace & Defense 0.98%
Alloy Finco Ltd. USD Holdco PIK Term Loan (Jersey)(b)	–	(f)	3/6/2028		546,502	1,865,621

Aerospace/Defense 2.17%
Barnes Group, Inc. 2025 Term Loan B	6.168% (1 mo. USD Term SOFR + 2.50%)		1/27/2032		1,131,308	1,131,308

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)(continued)

LORD ABBETT CORPORATE OPPORTUNITIES FUND March 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Aerospace/Defense (continued)
Doncasters Finance U.S. LLC 2024 Term Loan (Jersey)(b)	10.20% (3 mo. USD Term SOFR + 6.50%)	4/23/2030	$2,965,938	$2,991,890
Total				4,123,198

Airlines 2.10%
OneSky Flight LLC 2026 Term Loan B	6.428% (1 mo. USD Term SOFR + 2.75%)	2/17/2033	4,000,000	3,995,000

Building Materials 1.77%
Cornerstone Building Brands, Inc. 2022 Term Loan	9.299% (3 mo. USD Term SOFR + 5.63%)	8/1/2028	3,990,039	2,174,571
Oscar AcquisitionCo LLC Term Loan B	7.95% (3 mo. USD Term SOFR + 4.25%)	4/27/2029	299,225	193,574
Smyrna Ready Mix Concrete LLC 2025 Term Loan B	6.668% (1 mo. USD Term SOFR + 3.00%)	4/2/2029	992,481	993,310
Total				3,361,455

Commercial Services 0.66%
Veritiv Corp. Term Loan B	7.70% (3 mo. USD Term SOFR + 4.00%)	12/2/2030	1,287,659	1,254,547

Computers 0.49%
Surf Holdings LLC 2025 Incremental Term Loan	7.282% (1 mo. USD Term SOFR + 3.50%)	3/5/2027	984,391	939,940

Cosmetics/Personal Care 0.88%
ACP Tara Holdings, Inc. 2025 Term Loan B	6.95% (3 mo. USD Term SOFR + 3.25%)	12/15/2032	1,306,000	1,313,614
Conair Holdings LLC Term Loan B	7.532% (1 mo. USD Term SOFR + 3.75%)	5/17/2028	513,310	363,166
Total				1,676,780

4	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT CORPORATE OPPORTUNITIES FUND March 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Engineering & Construction 0.53%
Brand Industrial Services, Inc. 2024 Term Loan B	8.164% (3 mo. USD Term SOFR + 4.50%)	8/1/2030	$1,179,192	$1,018,032

Entertainment 1.63%
888 Acquisitions Ltd. USD Term Loan B (United Kingdom)(b)	9.048% (6 mo. USD Term SOFR + 5.25%)	7/1/2028	3,309,620	3,096,265

Internet 0.15%
Anastasia Parent LLC 2025 Term Loan	8.70% (3 mo. USD Term SOFR + 5.00%)	6/24/2030	333,847	288,777

Investment Management Companies 1.23%
NEXUS Buyer LLC 2025 Incremental Term Loan	7.668% (1 mo. USD Term SOFR + 4.00%)	7/31/2031	2,404,075	2,334,958

Lodging 0.63%
Spectacle Gary Holdings LLC 2021 Term Loan B	8.10% (3 mo. USD Term SOFR + 4.25%)	12/11/2028	1,236,914	1,203,932

Machinery: Diversified 2.29%
Arcline FM Holdings LLC 2025 1st Lien Term Loan	6.45% (3 mo. USD Term SOFR + 2.75%)	6/23/2030	4,336,633	4,348,689

Media 3.35%
EW Scripps Co. 2025 Term Loan B3	7.14% (1 mo. USD Term SOFR + 3.35%)	11/30/2029	2,334,557	2,302,457
Sinclair Television Group, Inc. 2025 Term Loan B6	7.082% (1 mo. USD Term SOFR + 3.30%)	12/31/2029	3,676,442	3,313,412
Sinclair Television Group, Inc. 2025 Term Loan B7	7.868% (1 mo. USD Term SOFR + 4.10%)	12/31/2030	841,978	757,780
Total				6,373,649

See Notes to Schedule of Investments.	5

Schedule of Investments (unaudited)(continued)

LORD ABBETT CORPORATE OPPORTUNITIES FUND March 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Oil & Gas 1.29%
Pasadena Performance Products LLC 1st Lien Term Loan	6.95% (3 mo. USD Term SOFR + 3.25%)	2/27/2032	$2,451,709	$2,445,580

Retail 4.13%
BCPE Grill Parent 2023 Term Loan B	8.423% (3 mo. USD Term SOFR + 4.75%)	9/30/2030	2,543,505	2,432,633
Kodiak Building Partners, Inc. 2024 Term Loan B	9.50% (PRIME rate + 2.75%)	12/4/2031	2,000,041	2,002,702
LBM Acquisition LLC 2024 Incremental Term Loan B	7.525% (1 mo. USD Term SOFR + 3.75%)	6/6/2031	477,784	385,574
Specialty Building Products Holdings LLC 2021 Term Loan B	7.518% (1 mo. USD Term SOFR + 3.75%)	10/16/2028	3,549,756	3,041,946
Total				7,862,855

Software 2.93%
Boxer Parent Co., Inc. 2024 2nd Lien Term Loan	9.417% (3 mo. USD Term SOFR + 5.75%)	7/30/2032	165,000	139,013
Boxer Parent Co., Inc. 2025 USD Term Loan B	6.673% (3 mo. USD Term SOFR + 3.00%)	7/30/2031	2,684,776	2,496,560
Central Parent, Inc. 2024 Term Loan B	6.95% (3 mo. USD Term SOFR + 3.25%)	7/6/2029	2,414,010	1,729,252
Rackspace Finance LLC 2024 First Lien Second Out Term Loan	6.544% (1 mo. USD Term SOFR + 2.75%)	5/15/2028	158,488	74,886
Rocket Software, Inc. 2023 USD Term Loan B	7.418% (1 mo. USD Term SOFR + 3.75%)	11/28/2028	1,174,043	1,128,795
Total				5,568,506

6	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT CORPORATE OPPORTUNITIES FUND March 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Telecommunications 1.33%
Delta TopCo, Inc. 2024 2nd Lien Term Loan	8.921% (1 mo. USD Term SOFR + 5.25%)	11/29/2030	$2,869,000	$2,534,274
Total Floating Rate Loans (cost $58,723,922)				57,060,547

			Shares

INVESTMENTS IN UNDERLYING FUNDS 7.66%
Lord Abbett Private Credit Fund S(g)(h)(i) (cost $14,688,889)			585,797	14,568,780

			Principal Amount‡

U.S. TREASURY OBLIGATIONS 3.55%
U.S. Treasury Notes (cost $6,790,474)	3.375%	2/29/2028	$6,824,000	6,766,956
Total Long-Term Investments (cost $161,846,506)				157,170,305

SHORT-TERM INVESTMENTS 20.34%

COMMERCIAL PAPER 7.62%

Commercial Services 2.63%
Quanta Services, Inc.†	4.157%	4/1/2026	5,000,000	5,000,000

Leisure Time 1.31%
Brunswick Corp.†	4.363%	4/2/2026	2,500,000	2,499,701

Oil & Gas 1.05%
Ovintiv, Inc.	4.263%	4/10/2026	2,000,000	1,997,855

Pipelines 2.63%
NGPL PipeCo LLC†	4.178%	4/1/2026	5,000,000	5,000,000
Total Commercial Paper (cost $14,497,556)				14,497,556

REPURCHASE AGREEMENTS 11.64%
Repurchase Agreement dated 3/31/2026, 3.700% due 4/1/2026 with Barclays Capital, Inc. collateralized by $6,832,600 of U.S. Treasury Bond at 4.250% due 5/15/2035; value: $6,928,449; proceeds: $6,790,578 (cost $6,789,880)			6,789,880	6,789,880

See Notes to Schedule of Investments.	7

Schedule of Investments (unaudited)(continued)

LORD ABBETT CORPORATE OPPORTUNITIES FUND March 31, 2026

Investments	Principal Amount‡	Fair Value
REPURCHASE AGREEMENTS (continued)
Repurchase Agreement dated 3/31/2026, 3.250% due 4/1/2026 with Fixed Income Clearing Corp. collateralized by $15,424,700 of U.S. Treasury Note at 4.375% due 7/15/2027 value: $15,664,020; proceeds: $15,358,093 (cost $15,356,706)	$15,356,706	$15,356,706
Total Repurchase Agreements (cost $22,146,586)		22,146,586

TIME DEPOSITS 0.11%
CitiBank N.A.(j) (cost $205,003)	205,003	205,003

	Shares

MONEY MARKET FUNDS 0.97%
Fidelity Government Portfolio(j) (cost $1,845,027)	1,845,027	1,845,027
Total Short-Term Investments (cost $38,694,172)		38,694,172
Total Investments in Securities 102.94% (cost $200,540,678)		195,864,477
Other Assets and Liabilities – Net(k) (2.94)%		(5,600,554)
Net Assets 100.00%		$190,263,923

EUR	Euro.
CMT	Constant Maturity Rate.
PIK	Payment-in-kind.
SOFR	Secured Overnight Financing Rate.
*	Non-income producing security.
‡	Principal Amount is denominated in U.S. dollars unless otherwise noted.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At March 31, 2026, the total value of Rule 144A securities was $81,562,036, which represents 42.87% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2026.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.
(c)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(d)	Security is perpetual in nature and has no stated maturity.
(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at March 31, 2026.
(f)	Interest rate to be determined.
(g)	Affiliated funds.
(h)	Restricted securities (including private placement) – investments in securities not registered under the Securities Act of 1933 (excluding 144A issues). At March 31, 2026, the value of restricted securities (excluding 144A issues) amounted to $14,568,780 or 7.66% of net assets.
(i)	Fund is a business development company under the Investment Company Act of 1940.
(j)	Security was purchased with the cash collateral from loaned securities.
(k)	Other Assets and Liabilities – Net include net unrealized appreciation/(depreciation) on forward foreign currency exchange contracts, futures contracts, swap contracts and reverse repurchase agreements as follows:

8	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT CORPORATE OPPORTUNITIES FUND March 31, 2026

Centrally Cleared Credit Default Swap Contracts on Indexes/Issuers - Sell Protection at March 31, 2026(1):

Referenced Indexes/Issuers	Central Clearing Party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)(3)	Value
CDX.NA.HY.S45(4)	Bank of America	5.00%	12/20/2030	$12,439,350	$749,603	$(94,528)	$655,075
Oracle Corp.(4)	Bank of America	1.00%	12/20/2027	3,000,000	11,009	(6,536)	4,473
Total					$760,612	$(101,064)	$659,548

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap contracts agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap contracts and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid (received) are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $0. Total unrealized depreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $101,064.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).

Forward Foreign Currency Exchange Contracts at March 31, 2026:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Euro	Sell	Morgan Stanley	6/5/2026	232,000	$270,586	$268,952	$1,634

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Euro	Sell	State Street Bank and Trust	6/5/2026	231,000	$266,765	$267,792	$(1,027)

Futures Contracts at March 31, 2026:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	June 2026	27	Long	$5,595,568	$5,601,024	$5,456

Reverse Repurchase Agreement Payables as of March 31, 2026:

Counterparty	Fair Value	Collateral Held by Counterparty	Interest Rate(1)	Trade Date	Maturity Date	Fair Value Including Accrued Interest(2)
Barclays Capital, Inc.	$6,789,880	$6,824,000 principal, U.S. Treasury Note at 3.375% due 2/28/2029, $6,790,474 fair value	3.700%	3/31/2026	4/1/2026	$6,789,880

(1)	The positive interest rate on the reverse repurchase agreement results in interest expense to the Fund.
(2)	Total fair value of reverse repurchase agreement is presented net of interest payable of $594.

See Notes to Schedule of Investments.	9

Schedule of Investments (unaudited)(concluded)

LORD ABBETT CORPORATE OPPORTUNITIES FUND March 31, 2026

The following is a summary of the inputs used as of March 31, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$–	$303,610	$–	$303,610
Convertible Bonds	–	393,302	–	393,302
Corporate Bonds	–	78,077,110	–	78,077,110
Floating Rate Loans	–	57,060,547	–	57,060,547
Investments in Underlying Funds	14,568,780	–	–	14,568,780
U.S. Treasury Obligations	–	6,766,956	–	6,766,956
Short-Term Investments
Commercial Paper	–	14,497,556	–	14,497,556
Repurchase Agreements	–	22,146,586	–	22,146,586
Time Deposits	–	205,003	–	205,003
Money Market Funds	1,845,027	–	–	1,845,027
Total	$16,413,807	$179,450,670	$–	$195,864,477
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$659,548	$–	$659,548
Liabilities	–	–	–	–
Forward Foreign Currency Exchange Contracts
Assets	–	1,634	–	1,634
Liabilities	–	(1,027)	–	(1,027)
Futures Contracts
Assets	5,456	–	–	5,456
Liabilities	–	–	–	–
Reverse Repurchase Agreements
Asset	–	–	–	–
Liabilities	–	(6,789,880)	–	(6,789,880)
Total	$5,456	$(6,129,725)	$–	$(6,124,269)

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

10	See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Corporate Opportunities Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end management investment company and is operated as an interval fund. The Fund is diversified for purposes of the 1940 Act. The Fund was organized as a Delaware statutory trust on April 1, 2021. The Fund also invests in the Lord Abbett Private Credit Fund S (“PCF S”), which is a non-diversified, closed-end management investment company which elected to be regulated as a business development company under the 1940 Act.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Trustees (the “Board”), the Board has designated the determination of fair value of the Fund’s portfolio investments to Lord, Abbett & Co. LLC (“Lord Abbett”) as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a pricing committee (the “Pricing Committee”) that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on the NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used. Investments in the PCF S are valued at their net asset value (“NAV”) each month end. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps, options and options on swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may

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Notes to Schedule of Investments (unaudited)(continued)

include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day.

Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

If applicable, a summary of inputs used in valuing the Fund’s investments and other financial instruments as of March 31, 2026 and Level 3 rollforwards for the period then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	FEDERAL TAX INFORMATION

It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

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Notes to Schedule of Investments (unaudited)(concluded)

4.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of March 31, 2026, the market value of securities loaned and collateral received were as follows:

Market Value of Securities Loaned	Collateral Received
$1,934,704	$2,050,030

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QPHR-LA-SSIF-1Q
(05/26)